Share Capital - Disclosure of warrants outstanding and exercisable (Details) - Warrants [Member]	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares $ / shares	Apr. 30, 2023 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.48	$ 1.89	$ 1.91
Number of warrants outstanding	233,553	15,437,163	14,771,833
Expiry date of February 28, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.48
Number of warrants outstanding	233,553
Number of warrants exercisable	233,553